Item 5

To Whom It May Concern:

Westcor Land Title Insurance Company was engaged by FirstKey Mortgage, LLC (the “Client”) as diligence agent to review title reports for a population of 2,481 mortgage loans.  As of this date Westcor did not receive current owners searches on 3 of the assets.   With respect to these 2,481 mortgage loans:

1.
As set forth in the title report for the 2,481 assets reported by the Client to be in a 1st lien position, the subject mortgage is in 1st lien position and recorded in the appropriate jurisdiction, with the exception of:

a.	37 first lien mortgage loans for which a clean title policy was issued which did not take exception to the prior liens/judgments.

b.
1 mortgage loan for which a clean title policy was issued which did not take exception to prior liens/judgments, but for which potentially superior post origination liens/judgments were found of record.  For such mortgage loan, the total amount of such potentially superior post origination recorded liens/judgments is $560.00. For the purposes of identifying potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $560.00.

c.
66 mortgage loans for which potentially superior post origination liens/judgments were found of record. For those mortgage loans, the total amount of such potentially superior post origination recorded liens/judgments is $84,200.70.  For the purposes of identifying those potentially superior post-origination HOA liens which may not be enforceable due to statutory limitations, the Client provided a reference citing applicable state statutes.  Westcor has confirmed that the state statutes referenced by Client are current statutes.  Westcor has applied the effective dates and statutes of limitations referenced by Client without making a legal determination as to the rights or priorities of a potential lender, investor, or purchaser of interests in real estate and the total amount of such potentially superior post origination recorded liens/judgments is $83,934.41.

d.	3 mortgage loans for which prior liens/judgments were found of record. For those mortgage loans, the total amount of such prior liens/judgments of record is $6,394.08.

e.	5 mortgage loans for which no evidence of a recorded mortgage was found.

Thank You,

Westcor Land Title Insurance Company

600 W. Germantown Pike, Suite 450, Plymouth Meeting, PA 19462